Financial instruments by category - Summary of Carrying Value and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value through OCI
Marketable securities	$ 163	$ 194
Amortized cost
Cash and cash equivalents	481,327	451,962	$ 177,742
Other assets	104,023	39,562
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	195,334	179,372
Debt	489,763	434,465
Carrying amount
Fair value through OCI
Marketable securities	53,352	194
Investments in debt securities	6,660	0
Fair value through profit and loss
Settlement receivables	28,523	31,898
Redemption option derivative asset	8,105	7,357
Amortized cost
Cash and cash equivalents	481,327	451,962
Term deposit	0	59,034
Restricted cash	2,674	2,097
Other receivables and deposits	22,277	28,953
Other assets	2,118	7,414
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	195,334	179,372
Debt	497,868	508,489
Fair value
Fair value through OCI
Marketable securities	53,352	194
Investments in debt securities	6,660	0
Fair value through profit and loss
Settlement receivables	28,523	31,898
Redemption option derivative asset	8,105	7,357
Amortized cost
Cash and cash equivalents	481,327	451,962
Term deposit	0	59,034
Restricted cash	2,674	2,097
Other receivables and deposits	22,277	28,953
Other assets	2,118	7,414
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	195,334	179,372
Debt	$ 508,405	$ 543,833